Deconsolidation (Tables)	12 Months Ended
Dec. 31, 2024
Deconsolidation
Schedule of net assets of the entities disposed

	RMB	USD
Total current assets	3,583,579	505,962
Total non-current assets	115,270	16,275
Total assets	3,698,849	522,237
Total liabilities	301,464	42,563
Total net assets	3,397,385	479,674
Total consideration	-	-
Total loss on disposal	17,801,786	2,526,259

Disposal of Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”)

On May 20, 2024, the Company’s board of directors approved the equity transfer agreement between Hainan Weidong Technology Co., Ltd. (“Hainan Weidong”) and a related individual to transfer 100% equity interest of YY Online to the related individual with RMB 10 (USD 1.4). The disposal resulted in a gain from disposal of approximately RMB 1,416,187 (USD 197,010). Since the disposal did not represent any strategic change of the Company’s operation, the disposal was not presented as discontinued operations.

Net assets of the entities disposed and loss on disposal was as follows as of the year end December 31, 2024:

	RMB	USD
Total current assets	216,613	30,134
Total non-current assets	400,000	55,645
Total assets	616,613	85,779
Total liabilities	1,632,790	227,142
Total net assets	(1,016,177)	(141,363)
Total consideration	10	1
Total loss on disposal	1,416,187	197,010